Fees Summary	Jan. 22, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 100,000,000
Previously Paid Amount	0
Total Fee Amount	13,810
Total Offset Amount	3,763
Net Fee	$ 10,047